Schedule of VIE’s Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Total current assets	$ 46,123	$ 60,880
Total fixed assets, net	140,194	101,936
Total other non-current assets	2,564	3,497
Total assets:	188,881	166,313
Total current liabilities	12,254	10,084
Total non-current liabilities	76,963	55,370
Total stockholders’ equity	93,376	96,540
Total liabilities and stockholders’ equity	188,881	166,313
DRYKON MARITIME Corp. [Member]
Total current assets	1,723	770
Total fixed assets, net	26,730	28,094
Total other non-current assets		800
Total assets:	28,453	29,664
Total current liabilities	2,364	1,867
Total non-current liabilities	15,832	16,999
Total stockholders’ equity	10,257	10,798
Total liabilities and stockholders’ equity	$ 28,453	$ 29,664